Share Capital - Summary of Share Capital (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Jul. 10, 2017 USD ($)
Disclosure of classes of share capital [line items]
Balance beginning of year	$ 3,571,464
Balance end of year	$ 3,723,482	$ 3,571,464
Integra gold corporation [member]
Disclosure of classes of share capital [line items]
Shares issued for acquisition of Integra	77,180,898		77,180,898
Shares issued for acquisition of Integra	$ 188,061		$ 188,061
Voting common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance | shares	716,587,134	716,587,134
Shares issued upon exercise of share options, for cash | shares	242,648
Ending balance | shares	794,010,680	716,587,134
Voting common shares [member] | Integra gold corporation [member]
Disclosure of classes of share capital [line items]
Shares issued for acquisition of Integra	77,180,898
Share capital [member]
Disclosure of classes of share capital [line items]
Shares issued upon exercise of share options, for cash	$ 586
Estimated fair value of share options exercised	176
Balance beginning of year	2,819,101	$ 5,319,101
Capital reduction		(2,500,000)
Balance end of year	3,007,924	$ 2,819,101
Share capital [member] | Integra gold corporation [member]
Disclosure of classes of share capital [line items]
Shares issued for acquisition of Integra	$ 188,061